Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, net

(7) Property, Plant and Equipment, net

Property, plant and equipment, net, is comprised of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Building	3,240	3,240
Office equipment, furniture and fixtures	109,767	106,230
Motor vehicles	4,163	5,369
Leasehold improvements	11,783	11,029
Total	128,953	125,868
Less: Accumulated depreciation	(119,717)	(117,397)
Construction in progress	53,640	53,640
	62,876	62,111

No impairment for property, plant and equipment was recorded for the six months ended June 30, 2025 and 2026. The depreciation expenses was RMB2,433 and RMB2,635 for the six months ended June 30, 2025 and 2026, respectively.